Income Taxes (Summary Of Reconciliation Of The Beginning And Ending Amount Of Unrecognized Tax Benefits) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Balance, beginning of year	$ 110.7	$ 53.6
Increases in unrecognized tax benefits as a result of tax positions taken during prior years	35.8	21.3
Increases in unrecognized tax benefits as a result of tax positions taken during the current year	10.0	60.7
Decreases in unrecognized tax benefits as a result of tax positions taken during prior years	(3.7)	(0.4)
Settlements with taxing authorities	0	(4.1)
Lapse of applicable statutes of limitations	(1.1)	(20.8)
Impact of foreign currency exchange rates	0	0.4
Balance, end of year	$ 151.7	$ 110.7